GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF GOODWILL

The changes in the carrying amount of goodwill were as follows:

Balance at June 30, 2022	$—
Acquisition of IFP	3,803,293
Effect of foreign currency	326,744
Balance at December 31, 2022	4,130,037
Impairment	(4,096,490)
Effect of foreign currency	(33,547)
Balance at March 31, 2023	$—

SCHEDULE OF OTHER INTANGIBLE ASSETS

Other intangible assets consist of the following as of March 31, 2023:

	Weighted average useful lives (years)	Acquisition cost	Effect of foreign currency	Accumulated amortization	Carrying value
Technology	5 years	$5,119,000	$486,135	$634,510	$4,970,625
Customer relationships	3 years	252,000	23,932	52,060	223,872
Trade names and trademarks	Indefinite	92,000	8,737	—	100,737
Total intangible assets		$5,463,000	$518,804	$686,570	$5,295,234

SCHEDULE OF EXPECTED AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS

Amortization expense for the intangible assets is expected to be as follows over the next five years, and thereafter:

2023	$895,599
2024	1,194,132
2025	1,171,745
2026	1,104,583
2027	828,438
Total	$5,194,497